CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 1,438,430	$ 2,597,848
Cash in bank	513,152	554,864
Time deposits	914,811	1,975,347
Time deposit uninsured	$ 231,187	$ 295,761
Minimum [Member]
Percentage of Interest rate for time deposits	1.10%
Maximum [Member]
Percentage of Interest rate for time deposits	1.88%